Regulatory Capital - Reconciliation of Bank's Stockholders' Equity to Federal Regulatory Capital (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Banking And Thrift [Abstract]
Stockholders' equity of the Bank	$ 205,922	$ 196,469	$ 112,796
Less: Disallowed servicing assets	(1,500)	(1,096)	(1,945)
Accumulated other comprehensive income (loss)	1,850	6,622	(3,579)
Tier 1 capital	206,272	201,995	107,272
Plus: Allowable allowance for loan losses	16,475	16,673	18,187
Total risk-based capital	$ 222,747 [1]	$ 218,668 [1]	$ 125,459 [1]

[1]	Total risk-based capital divided by total risk-weighted assets.